Income Taxes (Details) - Schedule of components of income tax expenses - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of components of income tax expenses [Abstract]
Current income tax expense	$ 376,823	$ 818,799	$ 1,003,014
Deferred income tax (benefit) expense	(10,381)	2,451	3,014
Total	$ 366,442	$ 821,250	$ 1,006,028